                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT

                           AMERICAN FORERUNNER SERIES
                  ISSUED BY NEW ENGLAND LIFE INSURANCE COMPANY

                       SUPPLEMENT DATED SEPTEMBER 9, 2003
                                       TO
                          PROSPECTUS DATED MAY 1, 2003

     This supplement describes two changes to the prospectus for the American Forerunner Series variable annuity contracts issued by New England Life Insurance Company.

     1. On page A-11 of the prospectus, in the section entitled "Range of Eligible Fund Operating Expenses," replace the maximum figure shown under Net Total Annual Eligible Fund Operating Expenses with 1.45%.

     2. The 0% assumed interest rate is no longer available. Accordingly, on page A-40 of the prospectus, in the section entitled "Amount of Annuity Payments", first full paragraph, replace the second to last sentence with the following: "You may select either a 3.5% or 5% assumed interest rate, if allowed by applicable law or regulation."

     Please retain this supplement with your prospectus for your reference. If you have any questions, please contact your Financial Advisor or New England Life Insurance Company at 800-435-4117.

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
AMERICAN FORERUNNER SERIES, AMERICAN GROWTH SERIES AND AMERICAN GROWTH SERIES-I
                  ISSUED BY NEW ENGLAND LIFE INSURANCE COMPANY

                        THE NEW ENGLAND VARIABLE ACCOUNT
                               ZENITH ACCUMULATOR
                 ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY

                       SUPPLEMENT DATED SEPTEMBER 9, 2003
                                       TO
  PROSPECTUSES DATED MAY 1, 2003, MAY 1, 2000 AND APRIL 30, 1999, AS ANNUALLY
                                    UPDATED

     This supplement describes a change to the prospectuses for the American Forerunner Series, American Growth Series, American Growth Series-I and Zenith Accumulator variable annuity contracts.

     The 0% assumed interest rate is no longer available. You may select an assumed interest rate of 3.5% or 5%, if allowed by applicable law or regulation.

     Please retain this supplement with your prospectus for your reference. If you have any questions, please contact your Financial Advisor or New England Life Insurance Company at 800-435-4117.

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                           AMERICAN FORERUNNER SERIES
              AMERICAN GROWTH SERIES AND AMERICAN GROWTH SERIES-I
                  ISSUED BY NEW ENGLAND LIFE INSURANCE COMPANY

                        THE NEW ENGLAND VARIABLE ACCOUNT
                               ZENITH ACCUMULATOR
                 ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY

                       SUPPLEMENT DATED SEPTEMBER 9, 2003
                                       TO
             STATEMENTS OF ADDITIONAL INFORMATION DATED MAY 1, 2003

     This supplement describes a change to the Statements of Additional Information for the American Forerunner Series, American Growth Series, American Growth Series-I and Zenith Accumulator variable annuity contracts.

     The 0% assumed interest rate is no longer available. You may select an assumed interest rate of 3.5% or 5%, if allowed by applicable law or regulation.

     Please retain this supplement with your prospectus for your reference. If you have any questions, please contact your Financial Advisor or New England Life Insurance Company at 800-435-4117.

VA-421